ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) Integer	Dec. 31, 2020 USD ($)	Apr. 24, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum monthly proceeds of sale of crude oil produced percentage	65.00%
Additional entitlement of proceeds from sale of crude oil percentage	26.79%
Remaining proceeds from sale of crude oil as part of profit sharing percentage	35.00%
Number of portions of entitlements recognized as revenue | Integer	2
Percentage of operating cost per bbl multiplying NSO	80.00%
Unrecovered expenditures | $	$ 3,087,881	$ 193,209
TAC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost recovery balance reset with commencement of operatorship	65.00%
KSO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost recovery balance reset with commencement of operatorship	80.00%
WJ Energy Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Maderic Holding Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage			87.04%
HFO Investment Group [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage			12.96%